Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes payable	$ 3,634,997	$ 614,084	$ 500,000
Less: current portion	(2,936,986)	(157,932)
Notes payable, net of current portion	698,011	456,152	500,000
Notes Payable [Member]
Notes payable	379,676	414,084	500,000
Notes Payable One [Member]
Notes payable	138,209	200,000
Notes Payable Two [Member]
Notes payable	1,530,000
Notes Payable Three [Member]
Notes payable	1,232,500
Notes Payable Four [Member]
Notes payable	111,019
Notes Payable Five [Member]
Notes payable	127,538
Notes Payable Six [Member]
Notes payable	80,000
Notes Payable Seven [Member]
Notes payable	$ 36,055